Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal	$ 0	$ 39
State	159	26
Foreign	0	0
Total current expense	159	65
Deferred:
Federal	(7,192)	(1,520)
State	(1,435)	(167)
Foreign	(916)	(815)
Total deferred benefit	(9,543)	(2,502)
Income tax benefit	$ (9,384)	$ (2,437)